INVESTMENT IN ASSOCIATED COMPANIES (Schedule of Participations Using Equity Method) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Gain on sale of subsidiaries, operating	$ 0	$ 1,894	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Schedule of Equity Method Investments [Line Items]
Ownership percentage of disposed assets		50.10%
Gain on sale of subsidiaries, operating		$ 1,900
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%
Ownership percentage		49.90%
SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)			100.00%			100.00%
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)		100.00%	100.00%		100.00%
SFL Linus
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)			100.00%	100.00%